DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 11 – DISCONTINUED OPERATIONS

On September 11, 2023, Everett Lanier and the Company agreed to a Settlement Agreement and Mutual Release (“Settlement Agreement”).  The Settlement Agreement compromises, settles, and otherwise resolves all claims, compensation claims, benefit claims, or allowances, ownership of TPT Strategic Series B Preferred Stock, and all other potential claims between the Company or its officers, directors, shareholders, or representatives and Mr. Lanier arising from or relating to Second Parties’ activities during the period from approximately the acquisition date of IST to September 11, 2023.  The Company and Mr. Lanier reached a settlement of certain matters, any payables to or from the Company from or to outside parties of TPT Strategic which would be a claim, and certain stock ownership of TPT Strategic under the terms of the Settlement Agreement.

Revenue and income (net loss) contributed by IST for the three months and nine months ended September 30, 2023 were $288,795 and $107,639 and $1,090,047 and $(557), respectively.   As a result of the Settlement Agreement, revenues and expenses are disclosed net in the statement of operations as net loss from discontinued operations of $557.  The Company also calculated the effects of the Settlement Agreement on recorded numbers and have recorded $126,101 in gains from disposal of discontinued operations for the nine months ended September 30, 2023.

Included in the calculation of net liabilities of discontinued operations and recorded as gain from disposal of discontinued operations for IST for the nine months ended September 30, 2023 are the following:

Assets of IST	$633,095
Liabilities of IST	759,196
Net liabilities of IST recognized as gain on disposal of discontinued operations	$126,101

Asset and liabilities included in net liabilities of discontinued operations at December 31, 2022 are the following:

Assets of IST	$616,263
Liabilities of IST	$717,414

Net cash flows for the nine months ended September 30, 2023, for discontinued operations is the following.

Net loss	$(557)
Depreciation	91
Change in current assets and liabilities:
Accounts receivable	(23,362)
Prepaid expenses and other	(27,519)
Accounts payable	55,381
Net cash flows from operating activities of discontinued operations	4,034

Net cash used in financing activities of discontinued operations
Proceeds from notes receivable	8,455
Proceeds from bank overdraft	7,367
Advances on notes receivable – related party	(31,722)
Payments on notes payable	(16,805)
Net cash used for financing activities of discontinued operations	(32,705)
Net change in cash of discontinued operations:	(28,671)
Beginning cash balance	28,671
Ending cash balance	0

NOTE 13 – DISCONTINUED OPERATIONS

On September 11, 2023, Everett Lanier and the Company agreed to a Settlement Agreement and Mutual Release (“Settlement Agreement”).  The Settlement Agreement compromises, settles, and otherwise resolves all claims, compensation claims, benefit claims, or allowances, ownership of TPT Strategic Series B Preferred Stock, and all other potential claims between the Company or its officers, directors, shareholders, or representatives and Mr. Lanier arising from or relating to Second Parties’ activities during the period from approximately the acquisition date of IST to September 11, 2023.  The Company and Mr. Lanier reached a settlement of certain matters, any payables to or from the Company from or to outside parties of TPT Strategic which would be a claim, and certain stock ownership of TPT Strategic under the terms of the Settlement Agreement.

Included in the calculation of net liabilities of discontinued operations and recorded as gain from disposal of discontinued operations for IST for the year ended December 31, 2022 are the following:

Asset and liabilities included in net liabilities of discontinued operations at December 31, 2022 are the following:

Cash and cash equivalents	$28,671
Accounts receivable, net	188,109
Note receivable	64,393
Note receivable - related party	253,598
Prepaid expenses and other current assets	79,390
Property and equipment, net	2,102
Total assets	616,263

Accounts payable and accrued expenses	332,335
Notes payable	385,079
Total liabilities	$717,414

Statement of operations for the year ended December 31, 2022, for discontinued operations is as follows:

Revenue	$526,583
Cost of Sales	428,665
Gross Profit	$97,917
Expenses	(196,038)
Other income (expense)	(6,237)
Net Loss	$(104,358)
Loss per share	$(0.00)

Net cash flows for the year ended December 31, 2022, for discontinued operations is the following.

Net loss	$(104,358)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	62
Changes in operating assets and liabilities:
Accounts receivable	167,327
Accounts receivable – related party	17,581
Prepaid expenses and other assets	(10,067)
Accounts payable and accrued liabilities	(35,368)
Net cash from operating activities	35,117

Cash flows from investing activities – payment for business acquisition	(6,449)
Net cash used in investing activities	(6,449)
Cash flows from financing activities – payment on notes payable	(57)
Net cash used in financing activities	(57)

Net change in cash:	28,671
Beginning cash balance	—
Ending cash balance	$28,671